UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459

13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223

Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio               February 9, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:   $4,763,165
                                         (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE



                                           Eubel Brady & Suttman Asset Management, Inc.
                                                           SEC Form 13-F
                                                             12/31/04
                                                Item #4                        Item #6
        Eubel Brady                             Market        Item #5         Investment                        Item #8
          Item #1        Item #2     Item #3    Value                Sh/      Descretion        Item #7    Voting Authority
      Name of Issuer     Title       CUSIP      (x$1,000)  Qntity    Prn  Sole      Shrd  Othr  Mnagrs   Sole      Shrd  Other
------------------------------------------------------------------------------------------------------------------------------------

21st Century Insurance   common      90130N103        849     62430  sh      62430   n/a  n/a     n/a       62430  n/a   n/a
Aames Investment
   Corporation           common      00253G108      28876   2698710  sh    2698710   n/a  n/a     n/a     2698710  n/a   n/a
Accredited Home Lenders
   Holding Co.           common      00437p107        551     11092  sh      11092   n/a  n/a     n/a       11092  n/a   n/a
Aceto Corp               common      004446100       2636    138730  sh     138730   n/a  n/a     n/a      138730  n/a   n/a
Altria Group Inc         common      02209S103      63444   1038371  sh    1038371   n/a  n/a     n/a     1038371  n/a   n/a
America Service Group    common      02364l109      17810    665290  sh     665290   n/a  n/a     n/a      665290  n/a   n/a
American Financial
   Realty Trust          common      02607P305     146615   9061520  sh    9061520   n/a  n/a     n/a     9061520  n/a   n/a
American Home Mortgage
   Inv. Corp.            common      02660r107     114800   3351828  sh    3351828   n/a  n/a     n/a     3351828  n/a   n/a
American Power
   Conversion Corp.      common      029066107     147175   6877314  sh    6877314   n/a  n/a     n/a     6877314  n/a   n/a
AmeriCredit Corp         common      03060R101     205240   8394281  sh    8394281   n/a  n/a     n/a     8394281  n/a   n/a
Ashford Hospitality
   Trust                 common      044103109      36191   3329475  sh    3329475   n/a  n/a     n/a     3329475  n/a   n/a
Atlas America, Inc.      common      049167109       2681     75000  sh      75000   n/a  n/a     n/a       75000  n/a   n/a
Berkshire Hathaway Cl B  common      084670207        288        98  sh         98   n/a  n/a     n/a          98  n/a   n/a
Bimini Mortgage Mgt.     common      09031E400       5140    320070  sh     320070   n/a  n/a     n/a      320070  n/a   n/a
Bob Evans Farms          common      096761101       7680    293817  sh     293817   n/a  n/a     n/a      293817  n/a   n/a
Capital Lease
   Funding, Inc.         common      140288101      20294   1623550  sh    1623550   n/a  n/a     n/a     1623550  n/a   n/a
CenturyTel Inc.          common      156700106      72168   2034629  sh    2034629   n/a  n/a     n/a     2034629  n/a   n/a
Coldwater Creek Inc.     common      193068103      14848    480981  sh     480981   n/a  n/a     n/a      480981  n/a   n/a
Comcast Com              common      20030n101      85612   2572463  sh    2572463   n/a  n/a     n/a     2572463  n/a   n/a
Compudyne Corp Convt.    note
                         6.250% 1/1  204795AA6       3051   3263000  prn   3263000   n/a  n/a     n/a     3263000  n/a   n/a
CompuDyne Corporation    common      204795306       2374    318278  sh     318278   n/a  n/a     n/a      318278  n/a   n/a
Consol Energy Inc        common      20854P109     243715   5937029  sh    5937029   n/a  n/a     n/a     5937029  n/a   n/a
Dun & Bradstreet Corp    common      26483E100      65343   1095434  sh    1095434   n/a  n/a     n/a     1095434  n/a   n/a
Emmis Communications
   Corp                  common      291525103      73288   3819066  sh    3819066   n/a  n/a     n/a     3819066  n/a   n/a
Friedman Billings
   Ramsey Gro            common      358434108     179274   9245680  sh    9245680   n/a  n/a     n/a     9245680  n/a   n/a
Golden West Financial
   Corp                  common      381317106     139733   2275036  sh    2275036   n/a  n/a     n/a     2275036  n/a   n/a
Government Properties
   Trust, Inc.           common      38374w107       9825    996450  sh     996450   n/a  n/a     n/a      996450  n/a   n/a
Hearst - Argyle TV       common      422317107      66011   2502303  sh    2502303   n/a  n/a     n/a     2502303  n/a   n/a
Highland Hospitality
   Corporation           common      430141101      41246   3669598  sh    3669598   n/a  n/a     n/a     3669598  n/a   n/a
HomeBanc Corp.           common      43738R109      77931   8050747  sh    8050747   n/a  n/a     n/a     8050747  n/a   n/a
IHOP Corp.               common      449623107      10030    239426  sh     239426   n/a  n/a     n/a      239426  n/a   n/a
ITLA Cap Corporation     common      450565106      23245    395383  sh     395383   n/a  n/a     n/a      395383  n/a   n/a
Insight Communications
   Inc                   common      45768V108      61090   6590103  sh    6590103   n/a  n/a     n/a     6590103  n/a   n/a
Integrated Alarm
   Services Group        common      45890m109      21843   3978646  sh    3978646   n/a  n/a     n/a     3978646  n/a   n/a
iShares Tr               Russell
                         2000 Value  464287630        597      3095  sh       3095   n/a  n/a     n/a        3095  n/a   n/a
Jones Apparel Group Inc  common      480074103      92183   2520714  sh    2520714   n/a  n/a     n/a     2520714  n/a   n/a
Key Energy Services Inc  common      492914106     152791  12948411  sh   12948411   n/a  n/a     n/a    12948411  n/a   n/a
Knight-Ridder Inc        common      499040103     158428   2366715  sh    2366715   n/a  n/a     n/a     2366715  n/a   n/a
Lancaster Colony Corp    common      513847103      80562   1879217  sh    1879217   n/a  n/a     n/a     1879217  n/a   n/a
Lee Enterprises Inc      common      523768109     108612   2357037  sh    2357037   n/a  n/a     n/a     2357037  n/a   n/a
Leucadia National Corp   common      527288104     188786   2717128  sh    2717128   n/a  n/a     n/a     2717128  n/a   n/a
Liberty Media Corp.      common      530718105      80583   7339079  sh    7339079   n/a  n/a     n/a     7339079  n/a   n/a
Liberty Media Intl       common      530719103      10988    237686  sh     237686   n/a  n/a     n/a      237686  n/a   n/a
MCG Capital Corp.        common      58047P107      66743   3896260  sh    3896260   n/a  n/a     n/a     3896260  n/a   n/a
Markel Corporation       common      570535104      17743     48745  sh      48745   n/a  n/a     n/a       48745  n/a   n/a
Mediacom Communications
   Corp                  common      58446k105      74390  11902457  sh   11902457   n/a  n/a     n/a    11902457  n/a   n/a
Mercury General Corp.    common      589400100     124652   2080306  sh    2080306   n/a  n/a     n/a     2080306  n/a   n/a
National Beverage Corp.  common      635017106       2701    324670  sh     324670   n/a  n/a     n/a      324670  n/a   n/a
New Century Financial
   Corp                  common      6435EV108     112571   1761393  sh    1761393   n/a  n/a     n/a     1761393  n/a   n/a
New York Mortgage
   Trust Inc             common      649604105      16538   1476620  sh    1476620   n/a  n/a     n/a     1476620  n/a   n/a
NGP Capital Resource
   Company               common      62912R107      21728   1413680  sh    1413680   n/a  n/a     n/a     1413680  n/a   n/a
North Fork Bancorp       common      659424105     205775   7132585  sh    7132585   n/a  n/a     n/a     7132585  n/a   n/a
NVR, Inc.                common      62944T105     223152    290034  sh     290034   n/a  n/a     n/a      290034  n/a   n/a
Pactiv Corp              common      695257105       2200     87000  sh      87000   n/a  n/a     n/a       87000  n/a   n/a
Pfizer Inc.              common      717081103      69000   2566009  sh    2566009   n/a  n/a     n/a     2566009  n/a   n/a
Quanta Capital
   Holdings Ltd          common      G7313F106      62179   6743950  sh    6743950   n/a  n/a     n/a     6743950  n/a   n/a
RailAmerica, Inc.        common      750753105      23487   1799790  sh    1799790   n/a  n/a     n/a     1799790  n/a   n/a
Range Resources Corp.    common      75281a109       9508    464700  sh     464700   n/a  n/a     n/a      464700  n/a   n/a
Resource America Inc     common      761195205       7685    236460  sh     236460   n/a  n/a     n/a      236460  n/a   n/a
RLI Corp.                common      749607107      63786   1534423  sh    1534423   n/a  n/a     n/a     1534423  n/a   n/a
Royal Dutch Pet Co       NYREG
                         EUR 156     780257804        261      4540  sh       4540   n/a  n/a     n/a        4540  n/a   n/a
Saxon Cap Inc            common      80556T106      67703   2822134  sh    2822134   n/a  n/a     n/a     2822134  n/a   n/a
Sherwin-Williams Co.     common      824348106     128061   2869384  sh    2869384   n/a  n/a     n/a     2869384  n/a   n/a
Specialty Underwriters'
   Alliance, Inc.        common      84751T309       7945    836320  sh     836320   n/a  n/a     n/a      836320  n/a   n/a
Supreme Ind. Inc         common      868607102       3778    589349  sh     589349   n/a  n/a     n/a      589349  n/a   n/a
Telephone & Data
   Systems               common      879433100     184273   2394706  sh    2394706   n/a  n/a     n/a     2394706  n/a   n/a
Thomas Properties
   Group, Inc.           common      884453101      18710   1468620  sh    1468620   n/a  n/a     n/a     1468620  n/a   n/a
Timberland Co            common      887100105      69237   1104780  sh    1104780   n/a  n/a     n/a     1104780  n/a   n/a
Topps Inc.               common      890786106      19047   1953550  sh    1953550   n/a  n/a     n/a     1953550  n/a   n/a
Tower Group Inc.         common      891777104      21564   1796980  sh    1796980   n/a  n/a     n/a     1796980  n/a   n/a
Trinity Industries Inc   common      896522109     118590   3479763  sh    3479763   n/a  n/a     n/a     3479763  n/a   n/a
UST Inc.                 common      902911106     124702   2592023  sh    2592023   n/a  n/a     n/a     2592023  n/a   n/a
Washington Mutual Inc    common      939322103       2997     70891  sh      70891   n/a  n/a     n/a       70891  n/a   n/a
White Mountain
   Insurance Group       common      g9618e107       1402      2170  sh       2170   n/a  n/a     n/a        2170  n/a   n/a

00843.0001 #546709